INCOME TAXES - Movement of the valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAXES
Balance as of January 1	¥ (493,233)	$ (71,512)	¥ (100,204)	¥ (165,497)
Additions	(478,885)	(69,432)	(393,029)	(36,061)
Utilization and reversal of valuation allowances				89,154
Decrease due to the change of tax rate				12,200
Balance as of December 31	¥ (972,118)	$ (140,944)	¥ (493,233)	¥ (100,204)